Operating costs and other operating income - Other Income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating costs and other operating incomes [line item]
Grant income	€ 57,000	€ 2,035,000	€ 6,618,000
R&D incentives	27,218,000	27,223,000	32,968,000
Fair value Adjustment Contingent consideration Payable related to the acquisition of cellpoint	21,760,000
Other income	4,458,000	11,515,000	7,686,000
Total other operating income	53,493,000	40,773,000	47,272,000
National Institute For Health [member]
Operating costs and other operating incomes [line item]
Grant income	€ 0	€ 0	€ 6,100,000